Schedule of amortization expenses (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 140,796
2027	140,796
2028	140,796
2029	140,796
2030	115,949
Intangible assets, net	$ 679,133